Basis of Presentation (Tables)	9 Months Ended
Jul. 03, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Entity Wide Information Geographic Area Revenue [Table Text Block]
The following is a summary of percentage sales by geographic area for the periods indicated:

	Twelve weeks ended		Forty weeks ended
	July 3, 2016	July 5, 2015	July 3, 2016	July 5, 2015
Sales:
United States	96.9%	96.9%	97.1%	96.9%
Canada and United Kingdom	3.1	3.1	2.9	3.1
Total sales	100.0%	100.0%	100.0%	100.0%

Schedule of Entity Wide Information Geographic Area Long-Lived Assets [Table Text Block]
The following is a summary of the percentage of net long-lived assets by geographic area as of the dates indicated:

	July 3, 2016	September 27, 2015
Long-lived assets, net:
United States	97.5%	97.4%
Canada and United Kingdom	2.5	2.6
Total long-lived assets, net	100.0%	100.0%